Contract Liabilities - Summary of Contract Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 994,321	$ 143,629	¥ 630,683
Current	954,955	137,943	582,592
Non-current	39,366	5,686	48,091
Unfulfilled service-type maintenance services [member]
Disclosure of contract liabilities [line items]
Contract liabilities	135,771	19,612	145,321
Advance from customer [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 858,550	$ 124,017	¥ 485,362